Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 614	$ 1,276	$ 1,147
Other comprehensive (loss) income:
Change in gross unrealized investment gains/losses	(101)	(114)	122
Effect of income taxes	38	42	(44)
Total change in unrealized investment gains/losses, net of tax	(63)	(72)	78
Reclassification adjustment for net realized gains included in investment income	(96)	(146)	(20)
Effect of income taxes	35	53	7
Total reclassification adjustment, net of tax	(61)	(93)	(13)
Other comprehensive (loss) income, net of tax	(124)	(165)	65
Comprehensive income	$ 490	$ 1,111	$ 1,212